Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 95,553	$ (287,598)	$ 219,985	[1]	$ (769,333)	[1]	$ (774,939)	$ (105,631)
Other comprehensive income (loss):
Reclassifications out of accumulated other comprehensive loss into income from discontinued operations							(2,244)
Change in cumulative translation adjustment	(756)	3,981	(85)		(1,135)		(4,554)	2,699
Other comprehensive (loss) income, net of tax	(756)	3,981	(85)		(1,135)		(6,798)	2,699
Total comprehensive income (loss)	94,797	(283,617)	219,900		(770,468)		(781,737)	(102,932)
Comprehensive income (loss) attributable to noncontrolling interests	4,470	(3,201)	(594)		(2,167)		(10,665)	(5,721)
Comprehensive income (loss) attributable to Registrant	$ 90,327	$ (280,416)	$ 220,494		$ (768,301)		$ (771,072)	$ (97,211)

[1]	Amounts presented contain results from both continuing and discontinued operations. Refer to Note 4 — Discontinued Operations and Assets Held for Sale for additional information regarding cash flow associated with the results of discontinued operations.